Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Total debt and financing	$ 5,972	$ 4,580
Lease liabilities	1,063
Gross financial obligations	7,036	4,580
Cash and cash equivalents	(1,164)	(528)	[1],[2],[3]	$ (619)	[2]	$ (646)
Pledged deposits	(1)	(2)
Time deposits related to bank borrowings	(1)	0
Net financial obligations at the end of the year	5,870	4,051		$ 3,164
Add (less) derivatives related to debt (note D.1.2.)	(17)	0
Net financial obligations including derivatives related to debt	5,853	4,051
Restricted cash	$ 155	158	[1],[3]
Finance lease liabilities		$ 353

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).